Contingent liabilities and contingent assets	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Contingent liabilities and contingent assets
16	Contingent liabilities and contingent assets
The Group had no contingent assets and contingent liabilities as at March 31, 2026 and 2025.